UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 1/31

Item 1.  Schedule of Investments.

THE KIDS FUND
	SCHEDULE OF INVESTMENTS (Unaudited)
	January 31, 2009
Shares	Security	Market Value

	COMMON STOCK - 67.56%
	COMMERCIAL SERVICES - 7.74%
100	Apollo Group, Inc. *	$ 8,146

	COSMETICS / PERSONAL CARE - 6.18%
100	Colgate-Palmolive Co.	6,504

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.62%
80	Energizer Holdings, Inc. *	3,810

	FOOD - 7.44%
150	Hershey Co.	5,592
100	Kroger Co.	2,250
		7,842
	INTERNET - 4.47%
80	Amazon.com, Inc. *	4,706

	RETAIL - 21.36%
150	Family Dollar Stores, Inc.	4,165
100	McDonald's Corp.	5,802
200	Papa John's International, Inc. *	3,802
100	Ross Stores, Inc.	2,942
300	Sonic Corp. *	2,922
100	Yum! Brands, Inc.	2,862
		22,495
	TELECOMMUNICATIONS - 4.25%
150	Verizon Communications, Inc.	4,481

	TOYS/GAMES/HOBBIES - 12.50%
200	Hasbro, Inc.	4,826
200	Marvel Entertainment, Inc. *	5,502
200	Mattel, Inc.	2,838
		13,166

	TOTAL COMMON STOCK	71,150
	( Cost - $72,328)

	THE KIDS FUND
	SCHEDULE OF INVESTMENTS (Unaudited) (Contined)
	January 31, 2009
Shares	Security	Market Value

	EXCHANGE TRADED FUNDS - 9.88%
	EQUITY FUND - 9.88%
80	Rydex Inverse 2x S&P 500 ETF	$ 10,409
	TOTAL EXCHANGE TRADED FUNDS	10,409
	( Cost - $10,699)

	SHORT-TERM INVESTMENTS - 4.13%
	MONEY MARKET FUND - 4.13%
4,348	Goldman Sachs Financial Square Funds -	4,348
	Government Fund 0.37% +
	TOTAL SHORT-TERM INVESTMENTS	4,348
	( Cost - $4,348)

	TOTAL INVESTMENTS - 81.57%	85,907
	( Cost - $87,375)
	OTHER ASSETS LESS LIABILITIES - 18.43%	19,412
	NET ASSETS - 100.00%	$ 105,319
* Non-Income producing security.
+ Reflects yield at January 31, 2009.

At January 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 2,384
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(3,852)
Net unrealized depreciation		$ (1,468)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)*
Level 1 - Quoted Prices	81,559	0
Level 2 - Other Significant Observable Inputs	4,348	0
Level 3 - Significant Unobservable Inputs	0	0
Total	85,907	0
* Other Financial Instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

4/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

4/1/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

4/1/09